LEASES OF RENTAL PROPERTIES (Details) - USD ($)		12 Months Ended
		Mar. 31, 2016	Mar. 31, 2015
Leases Of Rental Properties [Line Items]
Effective Date	[1]	Jul. 01, 2010
Termination Date		Dec. 31, 2016
Lease term		6 years with 2 tenant renewal options for 5 years each
Rent Expense		$ 180,854	$ 153,430
Minimum 5 Year Lease Payments
Fiscal year ended March 31, 2017	[2],[3]	155,169
Fiscal year ended March 31, 2018	[2],[3]	0
Fiscal year ended March 31, 2019	[2],[3]	0
Fiscal year ended March 31, 2020	[2],[3]	0
Fiscal year ended March 31, 2021	[2],[3]	0
Operating Leases, Future Minimum Payments Due	[2]	$ 359,019

[1]	Inclusive of a modification of lease agreement dated July 29, 2014
[2]	Minimum lease payments are exclusive of additional expenses related to certain expenses incurred in the operation and maintenance of the premises, including, without limitation, real estate taxes and common area charges which may be due under the terms and conditions of the lease.
[3]	Minimum lease payments calculated for the initial term of the lease only, with such initial term expiring on December 31, 2016.